STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

SUPPLEMENT DATED NOVEMBER 17, 2023 TO

SAI DATED JULY 31, 2023, AS SUPPLEMENTED FROM TIME TO TIME

At a meeting held November 15, 2023, the Board of Trustees of Northern Funds approved the removal of each Fund’s non-fundamental policy relating to borrowing. Accordingly, the following changes are effective as of November 17, 2023:

1.	For all Funds (except for the Multi-Manager Emerging Markets Debt Opportunity Fund and U.S. Quality ESG Fund), the following non-fundamental investment policy on page 73 of the SAI is deleted:

Notwithstanding Fundamental Investment Restriction No. 7, each Fund intends, as a non-fundamental policy, to limit all borrowings to no more than 25% of its total assets (including the amount borrowed).

2.	For the Multi-Manager Emerging Markets Debt Opportunity Fund and U.S. Quality ESG Fund, the following non-fundamental investment policy on page 74 of the SAI is deleted:

Notwithstanding Fundamental Investment Restriction No. 6, each of Multi-Manager Emerging Markets Debt Opportunity Fund, Northern Engage360™ Fund and U.S. Quality ESG Fund may not, as a non-fundamental policy, borrow money, except (a) the Fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 25% of the value of its total assets (including amounts borrowed), (b) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; (c) the Fund may purchase securities on margin to the extent permitted by applicable law; and (d) the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.

In addition, the information in the table under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 125 of the SAI with respect to Bilal K. Memon is deleted and replaced in its entirety with the following:

Shares Beneficially Owned by	Fund	Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Bilal K. Memon[10]	Core Bond Fund	None
Bilal K. Memon[10]	Fixed Income Fund	None
Bilal K. Memon[10]	Tax-Advantaged Ultra-Short Fixed Income Fund	None
Bilal K. Memon	Ultra-Short Fixed Income Fund	None
Bilal K. Memon	Short Bond Fund	None

10.	Bilal K. Memon became a Portfolio Manager of the Core Bond Fund, Fixed Income Fund and Tax-Advantaged Ultra-Short Fixed Income Fund effective July 31, 2023. Information provided is as of May 31, 2023.

Please retain this supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT SAI COMBO (11/23)

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

ULTRA-SHORT FIXED INCOME FUND—SIEBERT WILLIAMS SHANK SHARES

SUPPLEMENT DATED NOVEMBER 17, 2023 TO

SAI DATED JULY 31, 2023, AS SUPPLEMENTED FROM TIME TO TIME

At a meeting held November 15, 2023, the Board of Trustees of Northern Funds approved the removal of the Fund’s non-fundamental policy relating to borrowing. Accordingly, effective November 17, 2023, the following non-fundamental investment policy on page 51 of the SAI is deleted:

Notwithstanding Fundamental Investment Restriction No. 7, the Fund intends, as a non-fundamental policy, to limit all borrowings to no more than 25% of its total assets (including the amount borrowed).

In addition, the table under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” on page 77 of the SAI with respect to Bilal K. Memon is deleted and replaced in its entirety with the following:

Shares Beneficially Owned by	Fund	Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Bilal K. Memon	Ultra-Short Fixed Income Fund	None

Please retain this supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT SAI SWS (11/23)

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

U.S. GOVERNMENT MONEY MARKET FUND

U.S. GOVERNMENT SELECT MONEY MARKET FUND

SUPPLEMENT DATED NOVEMBER 17, 2023 TO

SAI DATED JULY 31, 2023, AS SUPPLEMENTED FROM TIME TO TIME

At a meeting held November 15, 2023, the Board of Trustees of Northern Funds approved the removal of each Fund’s non-fundamental policy relating to borrowing. Accordingly, effective November 17, 2023, the following non-fundamental investment policy on page 25 of the SAI is deleted:

Notwithstanding Investment Restriction No. 7, each Fund intends, as a non-fundamental policy, to limit all borrowings to no more than 25% of its total assets (including the amount borrowed).

Please retain this supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT SAI MMF (11/23)